Debt - Narrative (Details) - USD ($)		12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023	Dec. 13, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2020	Jun. 30, 2018
Debt Instrument [Line Items]
Debt issuance costs, net			$ 116,000
Debt instrument, initial conversion rate per principal amount			$ 1,000
Debt instrument, initial conversion rate per principal amount, percentage			115.00%
Debt instrument, initial conversion price			$ 2.000
Common stock, par or stated value per share (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Derivative, underlying investment, fair value		$ 14,308,000	$ 14,740,000
Embedded derivative, gain on embedded derivative		432,000
Revolver amendment fee and expense		138,000
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount			$ 65,000,000
Debt instrument, cash interest rate			5.00%
Debt instrument, paid in kind interest rate			5.00%
Revolver | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 35,000,000
Revolver | Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, unused borrowing capacity, amount		$ 20,473,000		$ 45,764,000
Revolver | Revolver | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin percentage		0.90%
Revolver | Revolver | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin percentage		2.30%
Revolver | Revolver | Revolving Credit Facility | 30 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration		30 days
Revolver | Revolver | Revolving Credit Facility | 90 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration		90 days
Revolver | Revolver | Revolving Credit Facility | 180 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration		180 days
Revolver | Revolver | Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		0.50%
Revolver | Revolver | Revolving Credit Facility | Prime Rate or Federal Funds Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		0.50%
Revolver | Revolver | Revolving Credit Facility | 7.85% Annual Interest Rate
Debt Instrument [Line Items]
Interest costs incurred		$ 10,000,000
Line of credit facility, interest rate during period		8.06%
Revolver | Revolver | Revolving Credit Facility | 6.25% Annual Interest Rate
Debt Instrument [Line Items]
Interest costs incurred		$ 14,000,000
Line of credit facility, interest rate during period		8.09%
Revolver | Revolver | Revolving Credit Facility | 6.36% Annual Interest Rate
Debt Instrument [Line Items]
Interest costs incurred		$ 8,000,000
Line of credit facility, interest rate during period		8.08%
The Credit Facility Mature On March 2024 | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							74,000,000
The Credit Facility Mature On January 2028 | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 50,000,000
Paycheck Protection Program Loan | Loans Payable
Debt Instrument [Line Items]
Debt instrument, face amount						$ 5,396,000
Debt instrument, interest rate, stated percentage						1.00%
Debt instrument, decrease, forgiveness	$ 4,923,000
Interest receivable		$ 4,000		$ 0	$ 63,000
Repayments of debt		$ 196,000